Other current assets	12 Months Ended
Dec. 31, 2016
Other current assets
Other current assets

9.   Other current assets

Other current assets consisted of the following:

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Input value-added tax recoverable	327,304	395,198
Value-added tax refund from export sales	8,500	707
Prepaid input VAT & customs duty for import machinery and materials	9,508	49,226
Prepaid expenses	11,390	30,513
Foreign exchange forward contract instruments	960	—
Deposit receivable	50,618	66,784
Current portion of land use rights (Refer to Note 14 Prepaid land use rights)	10,063	12,155
Others	30,217	33,142

	448,560	587,725

For the year ended December 31, 2015, a write-off of RMB 19,078 was made against deposits resulting from the cease of bidding of some projects. There is no such situation for the years ended December 31, 2014 and 2016.